LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE

17. LOSS PER SHARE

The following is the calculation of loss per share:

	For the Years Ended December 31,
	2025	2024	2023
Net loss from continuing operations	$(2,102,016)	$(10,823,577)	$-
Net loss from discontinued operations	(3,468,430)	(19,289,927)	(7,446,001)
Net loss	(5,570,446)	(30,113,504)	(7,446,001)

Weighted average shares outstanding for Class A and Class B – basic and diluted	38,906	35,672	35,158

Net loss per share from continuing operations	$(54.03)	$(303.42)	$-
Net loss per share from discontinued operations	$(89.15)	$(540.77)	$(211.79)
Net loss per share	$(143.18)	$(844.19)	$(211.79)

Common stock and earnings per share for the years ended December 31, 2025, 2024 and 2023 have been retroactively adjusted to reflect reverse stock splits and shares issued to avoid fractional shares, as if such changes occurred on January 1, 2023.